Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2021	Jun. 30, 2020
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Entity File Number	001-09712
Entity Registrant Name	UNITED STATES CELLULAR CORPORATION
Entity Central Index Key	0000821130
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1147325
Entity Address, Address Line One	8410 West Bryn Mawr
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	(773)
Local Phone Number	399-8900
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Common Shares
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
Entity Public Float			$ 463,000,000
Share Price			$ 30.87
Entity Common Stock, Shares Outstanding		53,085,400
6.95% Senior Notes
Title of 12(b) Security	6.95% Senior Notes Due 2060
Trading Symbol	UZA
Security Exchange Name	NYSE
7.25% 2063 Senior Notes
Title of 12(b) Security	7.25% Senior Notes Due 2063
Trading Symbol	UZB
Security Exchange Name	NYSE
7.25% 2064 Senior Notes
Title of 12(b) Security	7.25% Senior Notes Due 2064
Trading Symbol	UZC
Security Exchange Name	NYSE
Series A Common Shares
Entity Common Stock, Shares Outstanding		33,005,900
6.25% Senior Notes
Title of 12(b) Security	6.25% Senior Notes Due 2069
Trading Symbol	UZD
Security Exchange Name	NYSE
5.5% Senior Notes
Title of 12(b) Security	5.50% Senior Notes Due 2070
Trading Symbol	UZE
Security Exchange Name	NYSE